RESEARCH AND DEVELOPMENT (Tables)	12 Months Ended
Sep. 30, 2024
Research And Development [Abstract]
Disclosure of research and development expenses [Table Text Block]
	For the year ended:
	September 30, 2024	September 30, 2023	September 30, 2022
	$	$	$
Laboratory costs	21,105	23,718	146,649
Novel drug development	611,785	3,961,781	8,557,000
Patents and related payments	101,615	92,500	73,645
Salary and subcontractors	1,167,305	1,317,405	2,631,884
Share-based compensation (see Note 5)	298,117	(48,128)	771,760
Investment tax credits	(1,019,917)	(347,332)	-
	1,180,010	4,999,944	12,180,938